Schedule of General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
GeneralAndAdministrativeExpenseLineItems [Line Items]
General and administrative expenses	$ 3,636	$ 3,299	$ 3,923
Stock Based Compensation [Member]
GeneralAndAdministrativeExpenseLineItems [Line Items]
General and administrative expenses	413	419	649
Professional Fees [Member]
GeneralAndAdministrativeExpenseLineItems [Line Items]
General and administrative expenses	899	896	908
Salaries and Benefits [Member]
GeneralAndAdministrativeExpenseLineItems [Line Items]
General and administrative expenses	1,912	1,478	1,428
Rent and Office Maintenance Fees [Member]
GeneralAndAdministrativeExpenseLineItems [Line Items]
General and administrative expenses	34	117	261
Insurance and Other Expenses [Member]
GeneralAndAdministrativeExpenseLineItems [Line Items]
General and administrative expenses	$ 378	$ 389	$ 677